GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 28, 2019	Nov. 30, 2018	Feb. 28, 2018	Nov. 30, 2017	Feb. 28, 2019	Feb. 28, 2018	Aug. 31, 2018	Aug. 31, 2017
Going Concern [Abstract]
Net loss	$ (424,789)	$ (556,903)	$ (798,464)	$ (277,057)	$ (981,692)	$ (1,075,521)	$ (2,343,491)	$ (234,889)
Accumulated deficit	$ (3,620,272)		$ (2,638,580)		$ (3,620,272)	$ (2,638,580)	$ (2,638,580)	$ (295,089)